Fair Value Measurement - Summary of Effect Adverse Changes in Estimated Fair Value of the Loans (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Weighted average expected future recovery rates	4.30%	9.80%
Increase by 10%	¥ 25,297	¥ 38,139
Decrease by 10%	¥ 25,297	¥ 38,139